Balance Sheets (USD $)	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 118,965	$ 59,650
Accounts receivable	22,631	41,097
Notes receivable (Note 3)		182,620
Prepaid expense	7,508
Total current assets	149,104	283,367
Other assets
Equipment (Note 4)	2,102
Goodwill (Note 5)	119,009	119,009
Other intangible assets, net (Note 6)	9,757	45,089
Total other assets	130,868	164,098
TOTAL ASSETS	279,972	447,465
Current liabilities
Accounts payable & accrued liabilities (Note 7)	58,679	179,525
Convertible notes payable - related party (Note 10)	165,936	281,019
Total liabilities	224,615	460,544
STOCKHOLDERS' EQUITY (DEFICIT) (Note 8)
Common stock, no par value, 50,000,000 shares authorized, 12,277,912 issued and outstanding (12,221,912 in 2013)	1,408,874	1,364,375
Common stock, shares subscribed		97,500
Additional paid in capital	856,345	856,345
Accumulated deficit	(2,170,530)	(2,291,967)
Other comprehensive loss	(39,332)	(39,332)
Total STOCKHOLDERS' EQUITY (DEFICIT)	55,357	(13,079)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 279,972	$ 447,465